Income Taxes - Schedule of Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Beginning Balance	$ 26,899	$ 30,079	$ 25,431
Increases related to current year tax positions	187	1,225	6,757
Decreases related to prior year tax positions	(6,701)	(4,405)	(2,109)
Ending Balance	$ 20,385	$ 26,899	$ 30,079